Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	CAPITAL WORLD GROWTH & INCOME FUND
Central Index Key	0000894005
Amendment Flag	false
Document Creation Date	Jan. 30, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class A
Risk/Return:
Trading Symbol	CWGIX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class R-1
Risk/Return:
Trading Symbol	RWIAX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class R-2
Risk/Return:
Trading Symbol	RWIBX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class R-3
Risk/Return:
Trading Symbol	RWICX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class R-4
Risk/Return:
Trading Symbol	RWIEX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class R-5
Risk/Return:
Trading Symbol	RWIFX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class B
Risk/Return:
Trading Symbol	CWGBX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class C
Risk/Return:
Trading Symbol	CWGCX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class F-1
Risk/Return:
Trading Symbol	CWGFX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class 529-A
Risk/Return:
Trading Symbol	CWIAX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class 529-B
Risk/Return:
Trading Symbol	CWIBX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class 529-C
Risk/Return:
Trading Symbol	CWICX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class 529-E
Risk/Return:
Trading Symbol	CWIEX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class 529-F-1
Risk/Return:
Trading Symbol	CWIFX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class F-2
Risk/Return:
Trading Symbol	WGIFX
CAPITAL WORLD GROWTH & INCOME FUND ® | CAPITAL WORLD GROWTH & INCOME FUND ® | Class R-6
Risk/Return:
Trading Symbol	RWIGX